Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets.
Prepaid expenses and other current assets

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2021	2020
Gold bullion	$32.4	$18.6
Prepaid expenses	18.8	16.4
Stream ounces inventory	0.5	0.5
Debt issue costs	0.9	0.6
	$52.6	$36.1